Intangible Assets (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	[1]	£ 28,910
Ending balance, intangible assets		38,751	£ 28,910	[1]
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		39,464	37,354
Additions		2,515	1,315
On acquisition of subsidiary / business		10,933
Reclassification		0
Disposals		(37)	(86)
Effect of foreign exchange translations		1,649	881
Ending balance, intangible assets		54,524	39,464
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		10,554	6,567
Disposals		(23)
Effect of foreign exchange translations		405	176
Charge for the year		4,837	3,897
Ending balance, intangible assets		15,773	10,554
Client relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		25,026
Ending balance, intangible assets		31,689	25,026
Client relationship | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		34,440	33,562
Additions		0	0
On acquisition of subsidiary / business		9,502
Reclassification		0
Disposals		0	0
Effect of foreign exchange translations		1,547	878
Ending balance, intangible assets		45,489	34,440
Client relationship | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		9,414	5,786
Disposals		0
Effect of foreign exchange translations		367	173
Charge for the year		4,019	3,455
Ending balance, intangible assets		13,800	9,414
Software and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		3,884
Ending balance, intangible assets		5,732	3,884
Software and licences | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		4,885	3,658
Additions		2,427	1,315
On acquisition of subsidiary / business		9
Reclassification		0
Disposals		(37)	(86)
Effect of foreign exchange translations		4	(2)
Ending balance, intangible assets		7,288	4,885
Software and licences | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		1,001	662
Disposals		(23)
Effect of foreign exchange translations		6	(2)
Charge for the year		572	427
Ending balance, intangible assets		1,556	1,001
Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Ending balance, intangible assets		0	0
Non-compete agreement | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		139	134
Additions		0	0
On acquisition of subsidiary / business		0
Reclassification		0
Disposals		0	0
Effect of foreign exchange translations		5	5
Ending balance, intangible assets		144	139
Non-compete agreement | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		139	119
Disposals		0
Effect of foreign exchange translations		5	5
Charge for the year		0	15
Ending balance, intangible assets		144	139
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets		236
Trade name | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Additions		0
On acquisition of subsidiary / business		272
Reclassification		0
Disposals		0
Effect of foreign exchange translations		0
Ending balance, intangible assets		272	0
Trade name | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Disposals		0
Effect of foreign exchange translations		0
Charge for the year		36
Ending balance, intangible assets		36	0
Supplier relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets		104
Supplier relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Additions		0
On acquisition of subsidiary / business		120
Reclassification		0
Disposals		0
Effect of foreign exchange translations		0
Ending balance, intangible assets		120	0
Supplier relationships | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Disposals		0
Effect of foreign exchange translations		0
Charge for the year		16
Ending balance, intangible assets		16	0
Software own work-concluded projects
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets		868
Software own work-concluded projects | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Additions		0
On acquisition of subsidiary / business		818
Reclassification		187
Disposals		0
Effect of foreign exchange translations		84
Ending balance, intangible assets		1,089	0
Software own work-concluded projects | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Disposals		0
Effect of foreign exchange translations		27
Charge for the year		194
Ending balance, intangible assets		221	0
Software own work-projects in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets		122
Software own work-projects in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Additions		88
On acquisition of subsidiary / business		212
Reclassification		(187)
Disposals		0
Effect of foreign exchange translations		9
Ending balance, intangible assets		122	0
Software own work-projects in progress | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Disposals		0
Effect of foreign exchange translations		0
Charge for the year		0
Ending balance, intangible assets		£ 0	£ 0

[1]	(1) See note 3C for additional details